Cash flow information	12 Months Ended
Jun. 30, 2025
Cash used in operations
Cash flow information
27	Cash flow information

27.1 Cash generated from operations

		2025	2024	2023
	Note	£’000	£’000	£’000
Loss before income tax		(39,664)	(130,724)	(32,574)
Adjustments for:
Depreciation	13, 14, 15	17,002	16,526	13,848
Amortization	16	196,373	190,123	172,684
Profit on disposal of intangible assets	8	(48,742)	(37,422)	(20,424)
Net finance costs	9	21,234	61,371	21,394
Non-cash employee benefit expense - equity-settled share-based payments	28	658	875	1,753
Foreign exchange losses on operating activities		3,594	2,041	2,989
Reclassified from hedging reserve		(1,322)	—	267
Changes in working capital:
Inventories		(9,510)	(378)	(965)
Prepayments		113	(1,726)	(1,704)
Contract assets – accrued revenue		20,250	3,554	(7,093)
Trade receivables(1)		(86,244)	2,358	24,433
Other receivables		(10,959)	7,193	(8,359)
Contract liabilities – deferred revenue		7,430	27,692	(6,261)
Trade and other payables(1)		28,995	(18,904)	(31,139)
Provisions		8,290	(5,118)	8
Cash generated from operations		107,498	117,461	128,857
(1)	These amounts exclude non-cash movements and movements in respect of items reported elsewhere in the consolidated statement of cash flows, primarily in investing activities (where the timing of acquisitions and disposals and related cash flows can differ), resulting in:
●	a increase in changes to trade receivables of £25,974,000 (2024: increase of £13,817,000; 2023: decrease of £1,064,000); and
●	an increase in changes to trade and other payables of £110,686,000 (2024: increase of £46,215,000; 2023: increase of £105,818,000).
27.2	Net debt reconciliation

Net debt is defined as non-current and current borrowings minus cash and cash equivalents. Net debt is a financial performance indicator that is used by the Group’s management to monitor liquidity risk. The Group believes that net debt is meaningful for investors as it provides a clear overview of the net indebtedness position of the Group and is used by the Chief Operating Decision Maker in managing the business.

27Cash flow information (continued)

27.2	Net debt reconciliation (continued)

The following table provides an analysis of net debt and the movements in net debt for each of the periods presented.

	Non-current	Current	Cash and cash
	borrowings	borrowings	equivalents	Total
	£’000	£’000	£’000	£’000
Net debt at 1 July 2023	507,335	105,961	(76,019)	537,277
Cash flows	—	(109,378)	(698)	(110,076)
Other changes	3,712	38,991	3,168	45,871
Net debt at 30 June 2024	511,047	35,574	(73,549)	473,072
Cash flows	—	93,921	(7,609)	86,312
Other changes	(39,192)	35,624	(4,947)	(8,515)
Net debt at 30 June 2025	471,855	165,119	(86,105)	550,869

Other changes in non-current borrowings primarily relate to foreign exchange gains or losses arising on re-translation of the US dollar denominated secured term loan facility and senior secured notes, and the incurrence and amortization of debt issue costs.

Other changes in current borrowings primarily relate to interest incurred on the Group’s borrowings, with the payments in relation to this accrued interest shown in the cash flows column.